Schedule of Investments (unaudited)
June 30, 2024
iShares® Russell Top 200 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.4%
Boeing Co. (The)(a)	43,681	$ 7,950,379
General Electric Co.	111,777	17,769,190
Lockheed Martin Corp.	32,431	15,148,520
TransDigm Group, Inc.	4,964	6,342,056
		47,210,145
Automobiles — 2.4%
Tesla, Inc.(a)	1,468,646	290,615,670
Beverages — 1.4%
Coca-Cola Co. (The)	1,093,814	69,621,261
Monster Beverage Corp.(a)	279,022	13,937,149
PepsiCo, Inc.	535,852	88,378,070
		171,936,480
Biotechnology — 1.3%
AbbVie, Inc.	375,843	64,464,592
Amgen, Inc.	205,133	64,093,806
Regeneron Pharmaceuticals, Inc.(a)	3,769	3,961,332
Vertex Pharmaceuticals, Inc.(a)	62,542	29,314,686
		161,834,416
Broadline Retail — 4.8%
Amazon.com, Inc.(a)	2,949,198	569,932,513
Building Products — 0.1%
Trane Technologies PLC	36,276	11,932,265
Capital Markets — 0.9%
Blackstone, Inc., Class A, NVS	347,173	42,980,017
Charles Schwab Corp. (The)	65,387	4,818,368
Goldman Sachs Group, Inc. (The)	40,552	18,342,481
KKR & Co., Inc., Class A	90,155	9,487,912
Moody’s Corp.	76,555	32,224,296
Morgan Stanley	27,597	2,682,153
		110,535,227
Chemicals — 0.5%
Ecolab, Inc.	104,443	24,857,434
Sherwin-Williams Co. (The)	103,418	30,863,034
		55,720,468
Commercial Services & Supplies — 0.8%
Cintas Corp.	39,631	27,752,004
Copart, Inc.(a)	390,117	21,128,737
Waste Management, Inc.	195,073	41,616,874
		90,497,615
Communications Equipment — 0.5%
Arista Networks, Inc.(a)	125,329	43,925,308
Motorola Solutions, Inc.	40,402	15,597,192
		59,522,500
Consumer Finance — 0.2%
American Express Co.	102,479	23,729,012
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	228,686	194,380,813
Electric Utilities — 0.0%
Constellation Energy Corp.	21,849	4,375,699
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	330,900	22,292,733
Security	Shares	Value
Entertainment — 1.4%
Netflix, Inc.(a)	212,074	$ 143,124,501
Spotify Technology SA(a)	68,651	21,541,997
		164,666,498
Financial Services — 3.5%
Apollo Global Management, Inc.	187,492	22,137,180
Fiserv, Inc.(a)	87,395	13,025,351
Mastercard, Inc., Class A	410,722	181,194,118
Visa, Inc., Class A	783,696	205,696,689
		422,053,338
Ground Transportation — 0.9%
Uber Technologies, Inc.(a)	1,025,709	74,548,530
Union Pacific Corp.	141,546	32,026,198
		106,574,728
Health Care Equipment & Supplies — 0.8%
Edwards Lifesciences Corp.(a)	49,770	4,597,255
Intuitive Surgical, Inc.(a)	173,955	77,383,882
Stryker Corp.	51,281	17,448,360
		99,429,497
Health Care Providers & Services — 0.4%
Cigna Group (The)	10,737	3,549,330
Elevance Health, Inc.	17,236	9,339,499
HCA Healthcare, Inc.	21,604	6,940,933
McKesson Corp.	26,950	15,739,878
UnitedHealth Group, Inc.	29,626	15,087,337
		50,656,977
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A(a)	337,142	51,120,841
Booking Holdings, Inc.	20,392	80,782,908
Chipotle Mexican Grill, Inc.(a)	951,350	59,602,078
DoorDash, Inc., Class A(a)	312,927	34,040,199
McDonald’s Corp.	93,072	23,718,468
Starbucks Corp.	442,975	34,485,604
		283,750,098
Household Products — 0.6%
Colgate-Palmolive Co.	214,469	20,812,072
Kimberly-Clark Corp.	63,881	8,828,354
Procter & Gamble Co. (The)	256,141	42,242,774
		71,883,200
Industrial Conglomerates — 0.1%
3M Co.	44,798	4,577,908
Honeywell International, Inc.	47,036	10,044,067
		14,621,975
Insurance — 0.5%
Marsh & McLennan Cos., Inc.	30,484	6,423,588
Progressive Corp. (The)	240,342	49,921,437
		56,345,025
Interactive Media & Services — 13.2%
Alphabet, Inc., Class A	3,009,511	548,182,429
Alphabet, Inc., Class C, NVS	2,536,999	465,336,356
Meta Platforms, Inc., Class A	1,120,427	564,941,702
		1,578,460,487
IT Services — 0.2%
Snowflake, Inc., Class A(a)	151,340	20,444,521
Machinery — 0.2%
Caterpillar, Inc.	32,430	10,802,433
Illinois Tool Works, Inc.	52,284	12,389,217
		23,191,650

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell Top 200 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 0.0%
Southern Copper Corp.	32,760	$ 3,529,562
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The), Class A	35,749	3,803,694
Pharmaceuticals — 4.8%
Eli Lilly & Co.	424,065	383,939,969
Merck & Co., Inc.	1,258,056	155,747,333
Zoetis, Inc., Class A	182,708	31,674,259
		571,361,561
Professional Services — 0.4%
Automatic Data Processing, Inc.	185,758	44,338,577
Semiconductors & Semiconductor Equipment — 18.8%
Advanced Micro Devices, Inc.(a)	523,656	84,942,240
Applied Materials, Inc.	377,121	88,996,785
Broadcom, Inc.	226,648	363,890,163
KLA Corp.	65,986	54,406,117
Lam Research Corp.	64,189	68,351,656
Marvell Technology, Inc.	25,017	1,748,688
NVIDIA Corp.	11,921,492	1,472,781,122
QUALCOMM, Inc.	517,576	103,090,788
Texas Instruments, Inc.	51,247	9,969,079
		2,248,176,638
Software — 20.0%
Adobe, Inc.(a)	221,650	123,135,441
Atlassian Corp., Class A(a)	74,314	13,144,660
Autodesk, Inc.(a)	103,840	25,695,208
Cadence Design Systems, Inc.(a)	132,570	40,798,417
Crowdstrike Holdings, Inc., Class A(a)	106,078	40,648,029
Fortinet, Inc.(a)	236,932	14,279,892
Intuit, Inc.	134,648	88,492,012
Microsoft Corp.	3,687,402	1,648,084,324
Oracle Corp.	776,517	109,644,200
Palo Alto Networks, Inc.(a)	150,137	50,897,944
Salesforce, Inc.	392,597	100,936,689
ServiceNow, Inc.(a)	101,089	79,523,684
Synopsys, Inc.(a)	74,097	44,092,161
Workday, Inc., Class A(a)	101,662	22,727,557
		2,402,100,218
Security	Shares	Value
Specialized REITs — 0.4%
American Tower Corp.	227,297	$ 44,181,991
Equinix, Inc.	1,073	811,832
Public Storage	8,151	2,344,635
		47,338,458
Specialty Retail — 2.5%
AutoZone, Inc.(a)	13,989	41,464,795
Home Depot, Inc. (The)	444,979	153,179,571
O’Reilly Automotive, Inc.(a)	43,222	45,645,025
TJX Cos., Inc. (The)	495,461	54,550,256
		294,839,647
Technology Hardware, Storage & Peripherals — 12.8%
Apple Inc.	7,284,353	1,534,230,429
Dell Technologies, Inc., Class C	14,959	2,062,996
		1,536,293,425
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.(a)	61,719	18,435,465
NIKE, Inc., Class B	560,639	42,255,362
		60,690,827
Total Long-Term Investments — 99.5% (Cost: $9,078,099,608)		11,919,066,157
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)(c)	19,854,505	19,854,505
Total Short-Term Securities — 0.2% (Cost: $19,854,505)		19,854,505
Total Investments — 99.7% (Cost: $9,097,954,113)		11,938,920,662
Other Assets Less Liabilities — 0.3%		41,227,446
Net Assets — 100.0%		$ 11,980,148,108
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell Top 200 Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 25,082,556	$ —	$ (25,084,049)(b)	$ 4,078	$ (2,585)	$ —	—	$ 13,217(c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	11,458,189	8,396,316(b)	—	—	—	19,854,505	19,854,505	202,362	—
				$ 4,078	$ (2,585)	$ 19,854,505		$ 215,579	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index	211	09/20/24	$ 39,191	$ 67,012
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell Top 200 Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 11,919,066,157	$ —	$ —	$ 11,919,066,157
Short-Term Securities
Money Market Funds	19,854,505	—	—	19,854,505
	$ 11,938,920,662	$ —	$ —	$ 11,938,920,662
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 67,012	$ —	$ —	$ 67,012
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
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